RELATED-PARTY TRANSACTIONS DISCLOSURE: Schedule of Amounts due to Related Parties, notes payable (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of Amounts due to Related Parties, notes payable

	January 31, 2023	January 31, 2022

Note payable to CEO	$1,376,629	$804,309
Note payable to CFO	16,253	14,298
Note payable to a company controlled by officers and directors	184,897	170,730
Note payable to a major shareholder	624,761	566,166
Total notes payable to related parties	$2,202,540	$1,555,503